Goodwill - Narrative (Details) - GBP (£) £ in Millions	Mar. 31, 2024	Mar. 31, 2023
US Regulated
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.40%	2.50%
UK Electricity Distribution
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.30%	2.60%
UK Electricity Distribution Group
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	5.00%	5.60%
UK Electricity Distribution DNO
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	5.00%	5.60%
New York
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	6.20%	6.40%
New England
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	6.10%	6.60%
National Grid Ventures – US
Disclosure of reconciliation of changes in goodwill [line items]
Discount rate applied to cash flow projections	7.20%	8.60%
Accumulated impairment | Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Intangible assets and goodwill	£ 0	£ 0